Fair Value Measurements Fair Value Inputs Assets Quantitative Information (Detail) (USD $) In Thousands, unless otherwise specified																			6 Months Ended																6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Measurements, Recurring	Dec. 31, 2010 Fair Value, Measurements, Recurring	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Collateral-dependent Loans Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Collateral-dependent Loans Maximum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Other Real Estate Owned Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Other Real Estate Owned Maximum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Mortgage Servicing Rights Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Mortgage Servicing Rights Maximum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Jun. 30, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring		Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring		Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring	Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Clawback Liability Minimum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Clawback Liability Maximum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Freestanding Derivative Minimum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Freestanding Derivative Maximum
Federal Deposit Insurance Corporation clawback liability				$ 46,738	$ 43,317	$ 39,311																	$ 46,738	$ 43,317	$ 39,311
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net				12,447	(3,089)	66,993																	9,383	8,540	8,949
Fair Value Unobservable Input, Servicing Cost																															6,272	[1]	14,219	[1]
Fair Value Unobservable Input, Reinstatement Rate																																			5.96%	[2]	67.90%	[2]
Fair Value Unobservable Input, Loss Duration (in months)																																				[2]		[2]
Fair Value Unobservable Input, Loss Severity																																			2.37%	[2],[3]	16.64%	[2],[3]
Collateral Dependent Loans, Fair Value Disclosure							29,582		62,183																	29,582		62,183		116,421
Other Assets, Fair Value Disclosure																										19,734
Servicing Asset at Fair Value, Amount	$ 415,980	$ 494,547	$ 648,821				$ 373,735	[4]	$ 445,195	[4]																$ 373,735	[4]	$ 445,195	[4]
Fair Value Unobservable Input, Appraisal Value Adjustment											0.00%	[5]	67.00%	[5]	0.00%	[5]	62.00%	[5]
Fair Value Unobservable Input, Prepayment Speed																			16.30%	[6]	21.90%	[6]
Fair Value Unobservable Input, Discount Rate																			9.20%	[7]	10.00%	[7]

[1]	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
[2]	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
[3]	Loss severity represents the interest loss severity as a percentage of UPB.
[4]	The fair value for mortgage servicing rights represents the value of the impaired strata.
[5]	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
[6]	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
[7]	The discount rate range represents the highest and lowest values for the impaired MSR strata.